INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31 are as follows:

<1> Intangible assets subject to amortization

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)

Acquired game licenses	186,793,796	154,640,722	24,821,547
Acquired game development cost	0	12,285,000	1,971,879
Less: Accumulated amortization	(38,432,377)	(10,119,873)	(1,624,352)
Impairment provision	0	(569,138)	(91,353)
Translation difference	(209,639)	(1,186,900)	(190,510)

Net book value of intangible assets subject to amortization	148,151,780	155,049,811	24,887,211

Estimated Aggregate Amortization Expense From Existing Intangible Assets

As of December 31, 2012, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2013	22,958,741	3,685,132
2014	22,583,476	3,624,898
2015	22,583,476	3,624,898
2016	22,583,476	3,624,898
2017	22,583,476	3,624,898

Total	113,292,645	18,184,724

Intangible Assets not Subject to Amortization

<2> Intangible assets not subject to amortization

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
In-process research and development	12,285,000	0	0
Translation difference	(943,380)	0	0

Net book value of intangible assets not subject to amortization	11,341,620	0	0

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,349	13,669,178
Less: accumulated amortization	(9,124,323)	(11,045,234)	(1,772,882)

Net book value	76,036,026	74,115,115	11,896,296